RESTRUCTURING COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RESTRUCTURING COSTS
Schedule of change in the liability for restructuring costs

The change in the liability for the restructuring of operations during the nine months ended September 30, 2020 are as follows:

	December 31, 2019	Expense	Paid/Utilized	September 30, 2020
Severance and benefits	$21.6	$70.7	$(15.6)	$76.7
Plant closing and other	0.6	2.3	(2.3)	0.6
Total	$22.2	$73.0	$(17.9)	$77.3

The change in the liability for the restructuring of operations during the nine months ended September 30, 2019 are as follows:

	December 31, 2018	Expense	Paid/Utilized	September 30, 2019
Severance and benefits	$24.6	$8.3	$(15.8)	$17.1
Plant closing and other	1.2	1.1	(1.3)	1.0
Total	$25.8	$9.4	$(17.1)	$18.1

The change in the liability for restructuring costs for the year ended December 31, 2019 follows:

		Paid/
	2018	Utilized	Expense	2019
Severance and benefits	$24.6	$(21.6)	$18.6	$21.6
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	1.2	(1.3)	0.7	0.6
Start-up and moving costs	—	(1.4)	1.4	—
Total	$25.8	$(24.3)	$20.7	$22.2

The change in the liability for restructuring costs for the year ended December 31, 2018 follows:

		Paid/
	2017	Utilized	Expense	2018
Severance and benefits	$20.1	$(28.7)	$33.2	$24.6
Lease and contract terminations	2.2	(2.2)	—	—
Vacant facility and other shutdown costs	5.9	(15.2)	10.5	1.2
Start-up and moving costs	0.1	(2.6)	2.5	—
Total	$28.3	$(48.7)	$46.2	$25.8

The change in liability for the restructuring costs for the year ended December 31, 2017 follows:

		Paid/
	2016	Utilized	Expense	2017
Severance and benefits	$14.8	$(24.7)	$30.0	$20.1
Lease and contract terminations	0.2	(0.3)	2.3	2.2
Vacant facility and other shutdown costs	0.2	(2.4)	8.1	5.9
Start-up and moving costs	0.4	(1.5)	1.2	0.1
Total	$15.6	$(28.9)	$41.6	$28.3

Schedule of restructuring expense by business segment

Restructuring costs by business segment are as follows:

	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$14.8	$2.6
Asia Pacific	10.8	0.1
Europe, Middle East & Africa	42.2	6.7
Corporate	5.2	—
Total	$73.0	$9.4

	December 31,	December 31,	December 31,
	2019	2018	2017
Americas	$5.3	$13.7	$11.7
Asia Pacific	3.9	8.3	13.6
Europe, Middle East & Africa	11.1	19.0	15.5
Corporate	0.4	5.2	0.8
Total	$20.7	$46.2	$41.6